DISCONTINUED OPERATION - Cash Flow Statement (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
DISCONTINUED OPERATION.
Net cash (used in) provided by operating activities:	$ (123)	$ 13,379	$ (11,603)
Net cash (used in) provided by investing activities:	(721)	$ (2,499)	(2,383)
Net cash provided by (used in) financing activities:	$ (534)		$ 460